Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Schedule Of Other Assets

	2010	2011
Debt issuance costs	$152,001	$148,675
Other tangible fixed assets	9,634	3,802
Receivables from aircraft manufacturer	18,281	12,990
Prepaid expenses	5,539	4,601
Other receivables	23,686	11,291
	$209,141	$181,359